SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	4,203,888	$4.52	4.27	$56
Granted	1,035,481	3.08	-	-
Exercised	(167)	3.24	-	-
Cancelled	(1,494,395)	5.20	-	-
Outstanding at December 31, 2018	3,744,807	$3.85	4.97	$27

Exercisable at December 31, 2018	1,314,690	$4.88	3.86	$4

Vested and expected to vest at December 31, 2018	2,906,311	$4.57	4.11	$19

Schedule of Option Activity by Price Range
The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2018:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.03 – 2.94	206,211	3.74	$2.62	69,325	1.33	$2.78
3.01 – 3.36	2,909,553	5.64	3.20	802,145	5.14	3.23
4.23 – 6.90	720,937	3.02	4.86	435,115	2.33	5.20
7.08 – 9.81	10,332	1.29	7.24	10,332	1.29	7.24
10.01 – 12.75	72,220	1.49	10.85	72,220	1.49	10.85
$13.14 –40.62	42,219	0.44	26.69	42,219	0.44	26.69

	3,961,472	4.92	$3.87	1,431,356	3.75	$4.91

Schedule of Stock-Based Compensation Expense
The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$219	$36	$136
Research and development	708	229	448
Selling and marketing	1,907	744	848
General and administrative	4,010	1,103	1,286

Total	$6,844	$2,112	$2,718

Share-based compensation in discontinued operations	$42	$-	$-

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2018:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	283,331	$4.93	-	$-
Cancelled	(66,666)	6.84	-	-

Outstanding at December 31, 2018	216,665	4.35	4.12	-

Exercisable at December 31, 2018	116,666	5.30	2.55	-

Vested and expected to vest at December 31, 2018	116,666	$5.30	2.55	$-